CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 22,587,921	$ 20,661,649	$ 25,739,968
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,523,098	4,988,007	7,628,005
(Gain) loss on disposal of property and equipment	(6,807)	30,714	(6,694)
Provision of bad debt	316,966	342,442	5,626
Impairment loss on cost method investment	1,999,999	2,000,000
Impairment loss on intangible assets	1,323,260	1,812,939
Share-based compensation	1,547,780	1,573,729	4,464,497
Amortization of the debt discount			36,297
Imputed interest on long-term liabilities	600,000	600,000
Changes in operating assets and liabilities
Accounts receivable	(13,318,909)	6,723,022	(3,757,638)
Prepaid expenses and other current assets	(11,204,252)	(3,037,894)	(387,517)
Rental deposits	(647,735)	(29,697)	(233,859)
Trading securities			7,602,189
Accounts payable	4,478,116	(2,757,184)	(167,693)
Deferred revenue	2,370,611	(1,621,249)	(266,818)
Accrued expenses and other liabilities	320,302	4,513,352	2,551,298
Income tax payable	(821,047)	(70,320)	3,448,253
Net cash provided by operating activities	31,069,303	35,729,510	46,655,914
Investing activities:
Acquisition of businesses (net of cash acquired $586,701, $ nil and $nil for 2012, 2013, and 2014, respectively)			(8,413,299)
Purchase of intangible assets	(98,094)	(1,565,294)	(13,666,768)
Long-term investments	(16,380,050)		(3,999,999)
Loan repayment from third party			22,190,124
Purchase of term deposits	(18,520,623)	(20,824,178)
Proceeds from disposal of term deposits	6,077,749	16,710,813
Purchase of held-to-maturity securities	(191,037,877)	(259,536,862)	(319,589,646)
Proceeds from disposal of held-to-maturity securities	218,358,093	226,240,067	319,293,275
Purchase of property and equipment	(3,121,667)	(4,969,144)	(1,516,362)
Proceeds from disposal of property and equipment	6,807		6,694
Release of restricted cash	15,000,000
Addition of restricted cash	(42,401,935)		(35,510,803)
Net cash used in investing activities	(32,117,597)	(43,944,598)	(41,206,784)
Financing activities:
Deferred payment for acquisition of business	(2,880,600)	(3,000,000)
Repurchase of ordinary shares	(12,410)	(10,123,821)	(14,590,355)
Proceeds from exercise of employee stock options	436,625	849,038	277,309
Deferred payments for intangible assets	(21,827,993)	(6,588,420)
Proceeds from bank borrowing	42,428,890	9,000,000
Repayment of bank borrowing		(9,000,000)
Proceeds from exercise of warrants	5,940,000	27,820,000
Dividends paid to shareholders	(40,999,308)
Net cash (used in)provided by financing activities	(16,914,796)	8,956,797	(14,313,046)
Effect of foreign exchange rate changes	(371,461)	1,991,304	47,102
Net (decrease) increase in cash and cash equivalents	(18,334,551)	2,733,013	(8,816,814)
Cash and cash equivalents, beginning of year	123,427,729	120,694,716	129,511,530
Cash and cash equivalents, end of year	105,093,178	123,427,729	120,694,716
Supplemental disclosures of cash flow information
Income taxes paid	1,887,582	909,496	647,839
Interest paid	119,400	93,282	26,730
Non-cash investing and financing activities:
Warrants issued in acquisition of game licenses			14,889,000
Warrants forfeited	2,148,000
Consideration payable in connection with business acquisition			5,880,600
Ordinary shares issued for business acquisitions			4,230,000
Consideration payable in connection with purchase of intangible assets	$ 196,110	$ 4,784,675	$ 47,172,547